RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental expense recorded
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 749	$ 627	$ 586
Joint liability guaranty
RELATED PARTY TRANSACTION
Amount of related party transactions	51,029
Beijing RYB | Teaching and management service
RELATED PARTY TRANSACTION
Amount of related party transactions	4,909
Beijing RYB | Joint liability guaranty
RELATED PARTY TRANSACTION
Amount of related party transactions	7,672
Beijing Bozhi | Teaching and management service
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 487
Shanghai Peidi | Beiyao
RELATED PARTY TRANSACTION
Ownership percentage	80.00%
Shanghai Peidi | Teaching and management service
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 44
Qingdao RYB Education Technology Co., Ltd. | Subsidiary of Beijing RYB
RELATED PARTY TRANSACTION
Ownership percentage	90.00%
Chongqing RYB Leyuan Art Training Co., Ltd. | Subsidiary of Beijing RYB
RELATED PARTY TRANSACTION
Ownership percentage	95.00%
Guiyang RYB Education Development Co., LTD | Subsidiary of Beijing RYB
RELATED PARTY TRANSACTION
Ownership percentage	95.00%
Dalian RYB Children Education Technology Development Co. LTD | Subsidiary of Beijing RYB
RELATED PARTY TRANSACTION
Ownership percentage	95.00%
Xiamen RYB Jiamei Children Education Technology Co., LTD | Subsidiary of Beijing RYB
RELATED PARTY TRANSACTION
Ownership percentage	95.00%
Shanghai Jinfeng Kindergarten Co. Ltd | Kindergarten of Peidi
RELATED PARTY TRANSACTION
Ownership percentage	51.00%
Subsidiary of Beijing RYB | Sale of merchandise
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 909
Beiyao and its kindergartens | Sale of merchandise
RELATED PARTY TRANSACTION
Amount of related party transactions	6
Ms. Zhiying Li | Rental expense recorded
RELATED PARTY TRANSACTION
Amount of related party transactions	749	$ 627	$ 586
Beiyao | Joint liability guaranty
RELATED PARTY TRANSACTION
Amount of related party transactions	$ 43,357